13F-HR

11/15/06

0001103804
fpcr*iv4

NONE
1

Carl Casler
203-863-5039

ccasler@vikingglobal.com

13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

                                   FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Viking Global Investors, L.P.
Address:  55 Railroad Avenue, Greenwich, CT 06830

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brian Smith
Title: 	Chief Financial Officer
Phone: 	203-863-5030
Signature, Place and Date of Signing: Greenwich, CT

Brian Smith  November 15, 2006

Report Type (Check only one.):
[ X]      13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   107

Form 13F Information Table Value Total: 4,113,986

TITLE OF             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                         CLASS       Cusip   X($1000) PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
ACE Aviation Holdings Inc                  COMMON STOCK 00440P201 20736    600000   SH       SOLE            600000
Adventrx Pharmaceuticals                   COMMON STOCK 00764X103 4384     1600000  SH       SOLE            1600000
Aeroplan Income Fund                       COMMON STOCK 007861107 20103    1340200  SH       SOLE            1340200
AFLAC Inc                                  COMMON STOCK 001055102 6040     132000   SH       SOLE            132000
Alliance Holdings GP LP                    COMMON STOCK 01861G100 4113     213000   SH       SOLE            213000
Allied Waste                               COMMON STOCK 019589308 19722    1750000  SH       SOLE            1750000
Allstate Corp.                             COMMON STOCK 020002101 16435    262000   SH       SOLE            262000
Alltel Corp                                COMMON STOCK 020039103 87850    1582900  SH       SOLE            1582900
American Oriental Bioengineering           COMMON STOCK 028731107 522      86000    SH       SOLE            86000
Aon Corp                                   COMMON STOCK 037389103 40027    1181800  SH       SOLE            1181800
Automatic Data Processing                  COMMON STOCK 053015103 84828    1791900  SH       SOLE            1791900
Bank of America Corp.                      COMMON STOCK 060505104 28874    539000   SH       SOLE            539000
Bankers Petroleum                          COMMON STOCK 066286105 3850     7000000  SH       SOLE            7000000
Bare Escentuals Inc                        COMMON STOCK 067511105 6353     234000   SH       SOLE            234000
BP Prudhoe Bay Royalty Trust               COMMON STOCK 055630107 2087     28400    SH       SOLE            28400
Cardinal Health INC                        COMMON STOCK 14149Y108 262      4000     SH       SOLE            4000
CB Richard Ellis Group Inc                 COMMON STOCK 12497T101 12250    498000   SH       SOLE            498000
Celanese Corp                              COMMON STOCK 150870103 20585    1150000  SH       SOLE            1150000
Champion Enterprises Inc                   COMMON STOCK 158496109 22080    3200000  SH       SOLE            3200000
Charles River Laboratories                 COMMON STOCK 159864107 76067    1752300  SH       SOLE            1752300
Chart Industries Inc                       COMMON STOCK 16115Q308 7386     600000   SH       SOLE            600000
Charter Communications                     COMMON STOCK 16117M107 304      200000   SH       SOLE            200000
Choicepoint Inc                            COMMON STOCK 170388102 8735     244000   SH       SOLE            244000
CMGI Inc.                                  COMMON STOCK 125750109 1        1463     SH       SOLE            1463
Coach Inc.                                 COMMON STOCK 189754104 186623   5425100  SH       SOLE            5425100
CVS Corp                                   COMMON STOCK 126650100 18822    586000   SH       SOLE            586000
Cytyc Corporation                          COMMON STOCK 232946103 19339    790000   SH       SOLE            790000
D.R. Horton                                COMMON STOCK 23331A109 17938    749000   SH       SOLE            749000
Devon Energy Corporation                   COMMON STOCK 25179M103 6315     100000   SH       SOLE            100000
Dialysis Corp of America                   COMMON STOCK 252529102 253      19000    SH       SOLE            19000
Domino's Pizza Inc                         COMMON STOCK 25754A201 10531    410600   SH       SOLE            410600
Doral Financial Corp.                      COMMON STOCK 25811P100 2072     314500   SH       SOLE            314500
Downey Financial Corp                      COMMON STOCK 261018105 30122    452700   SH       SOLE            452700
Du Pont (E.I.) De Nemours                  COMMON STOCK 263534109 25704    600000   SH       SOLE            600000
Dun & Bradstreet Corp                      COMMON STOCK 26483E100 80614    1075000  SH       SOLE            1075000
DynCorp International Inc                  COMMON STOCK 26817C101 21358    1696500  SH       SOLE            1696500
E Trade Financial Corp                     COMMON STOCK 269246104 41642    1740900  SH       SOLE            1740900
Ember Resources Inc                        COMMON STOCK 29081X108 3187     1250000  SH       SOLE            1250000
Equinix Inc                                COMMON STOCK 29444U502 15025    250000   SH       SOLE            250000
Family Dollar Stores                       COMMON STOCK 307000109 11812    404000   SH       SOLE            404000
Fidelity National Finl Inc                 COMMON STOCK 316326107 263865   6335300  SH       SOLE            6335300
Fidelity National Information              COMMON STOCK 31620M106 8258     223200   SH       SOLE            223200
Fidelity National Title                    COMMON STOCK 31620R105 16417    783300   SH       SOLE            783300
FirstFed Financial Corp                    COMMON STOCK 337907109 14474    255200   SH       SOLE            255200
Five Star Quality Care                     COMMON STOCK 33832D106 5218     485000   SH       SOLE            485000
Fleetwood Enterprises                      COMMON STOCK 339099103 15479    2300000  SH       SOLE            2300000
Franklin Resources Inc                     COMMON STOCK 354613101 5054     47800    SH       SOLE            47800
Fremont General Corp.                      COMMON STOCK 357288109 30088    2150700  SH       SOLE            2150700
FTD Group Inc                              COMMON STOCK 30267U108 20251    1310800  SH       SOLE            1310800
Globalsantafe Corp                         COMMON STOCK G3930E101 113727   2275000  SH       SOLE            2275000
Google Inc.                                COMMON STOCK 38259P508 74592    185600   SH       SOLE            185600
Hanover Compressor Co                      COMMON STOCK 410768105 18220    1000000  SH       SOLE            1000000
Hartford Financial Services                COMMON STOCK 416515104 38152    439800   SH       SOLE            439800
Hewlett-Packard Co.                        COMMON STOCK 428236103 94696    2581000  SH       SOLE            2581000
HMS Holdings Corporation                   COMMON STOCK           265      21000    SH       SOLE            21000
Hospira Inc                                COMMON STOCK 441060100 11327    296000   SH       SOLE            296000
Interoil Corporation                       ADRS STOCKS  460951106 22432    1185000  SH       SOLE            1185000
Invitrogen Corp.                           COMMON STOCK 46185R100 760      12000    SH       SOLE            12000
IPC Holdings Ltd.                          COMMON STOCK G4933P101 8548     281000   SH       SOLE            281000
Kansas City Southern                       COMMON STOCK 485170302 11224    411000   SH       SOLE            411000
Kohls Corp                                 COMMON STOCK 500255104 70749    1089800  SH       SOLE            1089800
KOS Pharmaceuticals Inc.                   COMMON STOCK 500648100 8104     164000   SH       SOLE            164000
Landamerica Financial Group                COMMON STOCK 514936103 12184    185200   SH       SOLE            185200
Lennar Corp-CL A                           COMMON STOCK 526057104 15520    343000   SH       SOLE            343000
Ligand Pharmaceuticals                     COMMON STOCK 53220K207 512      51000    SH       SOLE            51000
Live Nation                                COMMON STOCK 538034109 23666    1159000  SH       SOLE            1159000
Lowe's Companies                           COMMON STOCK 548661107 32689    1165000  SH       SOLE            1165000
Mastercard Inc                             COMMON STOCK 57636Q104 316103   4493300  SH       SOLE            4493300
McDonald's Corporation                     COMMON STOCK 580135101 18190    465000   SH       SOLE            465000
MI Developments Inc - Cl A                 COMMON STOCK 55304X104 18877    517900   SH       SOLE            517900
Mohawk Industries Inc                      COMMON STOCK 608190104 26057    350000   SH       SOLE            350000
MSC Software Corp                          COMMON STOCK 553531104 1560     101300   SH       SOLE            101300
NASDAQ Stock Market                        COMMON STOCK 631103108 2872     95000    SH       SOLE            95000
NCR Corporation                            COMMON STOCK 62886E108 271207   6869500  SH       SOLE            6869500
Nike Inc. CL B                             COMMON STOCK 654106103 1139     13000    SH       SOLE            13000
Nuveen Investments Cl. A                   COMMON STOCK 67090F106 106046   2070000  SH       SOLE            2070000
Omnicare Inc                               COMMON STOCK 681904108 83861    1946200  SH       SOLE            1946200
Orascom Telecom Holding SAE GDR            ADRS STOCKS            17940    325000   SH       SOLE            325000
Palm Inc                                   COMMON STOCK 696643105 1482     101798   SH       SOLE            101798
Payless Shoesource Inc.                    COMMON STOCK 704379106 7071     284000   SH       SOLE            284000
Perkinelmer Inc.                           COMMON STOCK 714046109 851      45000    SH       SOLE            45000
PHH Corp                                   COMMON STOCK 693320202 20391    744200   SH       SOLE            744200
Plains Exploration & Production            COMMON STOCK 726505100 135290   3152900  SH       SOLE            3152900
Prudential Financial INC                   COMMON STOCK 744320102 99811    1309000  SH       SOLE            1309000
Respironics Inc                            COMMON STOCK 761230101 24374    631300   SH       SOLE            631300
Rockwood Holdings Inc                      COMMON STOCK 774415103 11988    600000   SH       SOLE            600000
Ross Stores OTC                            COMMON STOCK 778296103 8918     351000   SH       SOLE            351000
RTI International Metals, Inc              COMMON STOCK 74973W107 7626     175000   SH       SOLE            175000
Smith International                        COMMON STOCK 832110100 63515    1637000  SH       SOLE            1637000
Smurtfit-Stone Container Corp              COMMON STOCK 832727101 15119    1350000  SH       SOLE            1350000
Southwestern Energy                        COMMON STOCK 845467109 195209   6535300  SH       SOLE            6535300
Staples Inc.                               COMMON STOCK 855030102 164373   6756000  SH       SOLE            6756000
Stereotaxis Inc                            COMMON STOCK 85916J102 455      44000    SH       SOLE            44000
Tenneco Inc                                COMMON STOCK 880349105 14033    600000   SH       SOLE            600000
The First Marblehead Corp                  COMMON STOCK 320771108 122354   1766600  SH       SOLE            1766600
Time Warner Inc.                           COMMON STOCK 887317105 27782    1524000  SH       SOLE            1524000
Transkaryotic Therapies Inc.               COMMON STOCK 893735100 3922     106000   SH       SOLE            106000
Transocean Inc                             COMMON STOCK G90078109 88095    1203000  SH       SOLE            1203000
Trident Resources Corp.                    COMMON STOCK 998969919 20000    400000   SH       SOLE            400000
Trizetto Group Inc                         COMMON STOCK 896882107 272      18000    SH       SOLE            18000
United Surgical Partners International Inc COMMON STOCK 913016309 223      9000     SH       SOLE            9000
Vivo Participacoes SA                      ADRS STOCKS  92855S101 13422    4302100  SH       SOLE            4302100
Vodafone Airtouch PLC - ADR                ADRS STOCKS  92857W209 23862    1043875  SH       SOLE            1043875
W&T Offshore Inc                           COMMON STOCK 92922P106 13436    460000   SH       SOLE            460000
Waddell & Reed Financial-A                 COMMON STOCK 930059100 31878    1288000  SH       SOLE            1288000
Weatherford Intl Ltd.                      COMMON STOCK G95089101 212354   5090000  SH       SOLE            5090000
Yahoo! Inc.                                COMMON STOCK 984332106 606      24000    SH       SOLE            24000

S REPORT SUMMARY 107 DATA RECORDS 4,113,986
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled All information following this line is informational and should not be included in the SEC Filing.